Consolidated statements of comprehensive loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Change in foreign currency translation, tax	$ 0	$ 0	$ 0